Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Due to Related Party

The Company had the following activity related to its due to related party:

	June 30,	December 31,
	2025	2024
Due on demand loan with 8% interest	$-	$5,000
Due on demand loan with 0% interest	8,189	-
Note payable	36,912	-
	$45,101	$5,000